EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At September 30, 2022 and December 31, 2021, property and equipment, net, is as follows:

	September 30, 2022	December 31, 2021
Automobile	$41,805	$41,805
Laboratory Equipment	118,890	118,890
Office Equipment	7,260	7,260
Leasehold Improvements	82,739	82,739
Less: Accumulated Depreciation	(161,188)	(139,751)
Total Property and Equipment, net	$89,506	$110,943

Depreciation expense for the three months ended September 30, 2022 and 2021, was $6,716 and $5,858, respectively.

Depreciation expense for the nine months ended September 30, 2022 and 2021, was $21,437 and $19,304, respectively.

NOTE 3 EQUIPMENT

At December 31, 2021 and 2020, property and equipment, net, is as follows:

	December 31, 2021	December 31, 2020
Automobile	$41,805	$41,805
Laboratory Equipment	118,890	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	82,739	85,389
Less: Accumulated Depreciation	(139,751)	(141,743)
Total Property and Equipment, net	$110,943	$89,247

Depreciation expense for the years ended December 31, 2021 and 2020, was $26,137 and $28,074, respectively.

During the years ended December 31, 2021 and 2020, the Company recorded a loss on disposal of fixed assets of $49,321 and $0, respectively.